PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expense and effective tax rates

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Loss from Continuing Operations Before Provision for Income Taxes	$(49,548,705)	$(60,651,820)	$(103,314,604)	$(196,997,174)
Income Tax Benefit (Expense)	32,207,910	13,836,022	(2,101,121)	47,088,266
Effective Tax Rate	65%	23%	2%	24%

Schedule of Provision for income taxes

	2020	2019
Current:
Federal	$21,675,826	$17,380,191
State	2,471,663	2,401,365

Total Current	24,147,489	19,781,556

Deferred:
Federal	(52,822,427)	(17,388,695)
State	(12,153,888)	(7,977,922)

Total Deferred	(64,976,315	(25,366,617)

Total Provision for Income Taxes	$(40,828,826)	$(5,585,061)

Schedule of components of deferred tax assets and liabilities

	2020	2019

Deferred Tax Assets:
Sale and Leaseback	$1,378,229	$1,563,839
Net Operating Loss	14,773,963	2,960,466
Fair Value of Investments	1,019,919	-
Lease Liability	30,545,899	-
Held for Sale	16,580,885	-
Notes Payable	16,156,489	11,368,955

Total Deferred Tax Assets	80,455,384	15,893,260
Deferred Tax Assets Not Recognized	(49,939,139)	(2,465,506)

Net Deferred Tax Assets	$30,516,245	$13,427,754

	2020	2019

Deferred Tax Liabilities:
Leases	$(14,974,482)	$-
Property, Plant & Equipment	$(25,286,947)	(42,916,321)
Intangible Assets	(37,731,096)	(54,108,705)
Senior Secured Convertible Credit Facility	(9,420,472)	(6,880,066)
Fair Value of Investments	-	(1,270,885)

Total Deferred Tax Liabilities	(87,412,297)	(105,175,977)

Net Deferred Tax Liabilities	$(56,896,752)	$(91,748,223)

Schedule of reconciliation between the effective tax rate on income from continuing operations and the statutory tax rat

	2020	2019

Expected Income Tax Benefit at Statutory Tax Rate	$(113,915,623)	$(55,276,377)
Section 280E Permanent and Other Non-Deductible Items	89,883,278	54,421,363
State Rate	2,471,663	2,401,365
Tax Gain on Sale Leaseback	8,377,927	4,732,502
Benefit on Failed Sale Lease back	-	(11,368,955)
Effect of GAAP Impairment	(37,651,440)	-
Effect of Held for Sale	(16,580,885)	-
Effect of ASC 842 Implementation	(15,571,417)	-
Benefit on Recognized California Net Operating Loss	(2,935,116)	(2,960,466)
Valuation Allowance	45,092,787)	2,465,505

Reported Income Tax Expense	$(40,828,826)	$(5,585,061)

Effective Tax Rate	7.09%	1.03%

Schedule of movement in net deferred tax liabilities

	2020	2019

Balance at Beginning of Period	$(91,748,223)	$(11,160,195)

Recognized in Profit or Loss	64,976,314	26,183,289
Recognized in Property, Plant & Equipment and Intangible Assets	(15,586,467)	(88,625,236)
Recognized in Goodwill	(3,428,210)	(11,776,956)
Recognized in Equity	(11,110,166)	(7,407,693)
Recognized in Retained Earnings	-	1,038,568

Balance at End of Period	$(56,896,752)	$(91,748,223)